INCOME TAXES - INCOME TAX RATE RECONCILIATION (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
INCOME TAX RATE RECONCILIATION
Earnings before income taxes and discontinued operation	CAD 11	CAD 2,173
Canadian federal statutory income tax rate	15.00%	15.00%
Expected federal taxes at statutory rate	CAD 2	CAD 326
Increase/(decrease) resulting from:
Provincial and state income taxes	(204)	(36)
Foreign and other statutory rate differentials	310	394
Effects of rate regulated accounting	(52)	(97)
Foreign allowable interest deductions	(84)	(65)
Part VI.1 tax, net of federal Part I deduction	55	47
Intercompany sale of investment	23	68
Valuation allowance	154	2
Noncontrolling interests	(28)	(28)
Other	(6)
Income Tax Expense (Benefit), Total	CAD 170	CAD 611
Effective income tax rate (as a percent)	1545.50%	28.10%
Tax expense charged to earning for intercompany gains realized on sale of investments	CAD 39	CAD 157
Federal component of tax expense (recovery) of adjustments related to prior periods	(17)
Current income taxes
Total current income taxes	163	24
Deferred income taxes
Deferred Income Tax Expense (Benefit), Total	7	587
Tax expense charged to earning for intercompany gains realized on sale of investments	39	157
Foreign and other statutory rate differentials	310	394
Canada
Earnings before income taxes, discontinued operations and extraordinary loss
Domestic	(1,365)	114
Current income taxes
Domestic	157	35
Deferred income taxes
Domestic	(558)	(193)
United States
Earnings before income taxes, discontinued operations and extraordinary loss
Foreign	808	1,614
Current income taxes
Foreign	3	(15)
Deferred income taxes
Foreign	565	780
Other
Earnings before income taxes, discontinued operations and extraordinary loss
Foreign	568	445
Current income taxes
Foreign	CAD 3	CAD 4